Convertible Debt	12 Months Ended
Oct. 31, 2022
Financial Instruments [Abstract]
Convertible Debt	Convertible Debt

As at October 31,	2022	2021
KSP Note (a)	$92.4	$100.9
Glencore Note (b)	196.1	—
Total convertible debt at end of period	$288.5	$100.9
(a) KSP Note

As at October 31,	2022	2021
Principal of convertible note at beginning of period	$100.0	$—
Issuance of convertible notes	5.9	100.0
Principal of convertible notes at end of period	105.9	100.0

Conversion feature at beginning of period	29.0	—
Conversion feature issued	—	27.7
Fair value (gain) loss on embedded derivative	(19.9)	1.3
Conversion feature at end of period	9.1	29.0

Debt component at beginning of period	71.9	—
Debt component issued	5.9	72.3
Transaction costs	—	(1.6)
Accrued interest paid in kind	(5.9)	—
Accrued interest expense	11.4	1.2
Debt component at end of period	83.3	71.9
Total convertible debt at end of period	$92.4	$100.9
On September 29, 2021, the Company entered into a Note Purchase Agreement (the “KSP Note Purchase Agreement”) with Spring Creek Capital, LLC (an affiliate of Koch Strategic Platforms, LLC, being a subsidiary of Koch Investments Group) and issued an unsecured convertible note (the “Initial KSP Note”) for a principal amount of $100 million to Spring Creek Capital, LLC. The KSP Note will mature on September 29, 2026 unless earlier repurchased, redeemed or converted. Interest on the Initial KSP Note is payable semi-annually, and Li-Cycle is permitted to pay interest on the Initial KSP Note in cash or by payment in-kind (“PIK”), at its election. Interest payments made in cash are based on an interest rate of LIBOR plus 5.0% per year, and PIK interest payments are based on an interest rate of LIBOR plus 6.0% per year. Under the terms of the Initial KSP Note, LIBOR has a floor of 1% and a cap of 2%. Once LIBOR interest rate is no longer published, the interest rate will instead be based on the sum of the Secured Overnight Financing Rate ("SOFR") and the average spread between the SOFR and LIBOR during the three-month period ending on the date on which LIBOR ceases to be published. The PIK election results in the issuance of a new note under the same terms as the Initial KSP Note, issued in lieu of interest payments with an issuance date on the applicable interest date. On May 1, 2022, Spring Creek Capital, LLC assigned the KSP Note and the PIK note outstanding at that time to an affiliate, Wood River Capital, LLC. The Company has elected to pay interest on the Initial KSP Convertible note by PIK since the first interest payment date of December 31, 2021. The Initial KSP Note and the PIK notes issued thereunder are referred to collectively as the "KSP Convertible Notes”, and as at October 31, 2022, comprised the following:

Note	Date Issued	Amount Issued
KSP Note	September 29, 2021	$100.0
PIK Note	December 31, 2021	1.8
PIK Note	June 30, 2022	4.1
Total		$105.9
Subsequent to year end, on December 31, 2022, the Company elected to pay the accrued interest in kind by issuing a new Note for the amount of $4.3 million under the same terms as the original Note, in lieu of cash payments.

The conversion feature under the KSP Convertible Notes has been recorded as an embedded derivative liability since the conversion ratio does not always result in a conversion of a fixed dollar amount of liability for a fixed number of shares. The KSP Note had an initial conversion price of approximately $13.43 per Li-Cycle common share, subject to customary anti-dilution adjustments, for which price was established based on 125% of the 7-day volume-weighted average price of Li-Cycle’s common shares prior to the date of the KSP Note Purchase Agreement. Should the Company’s share price be equal to or greater than $17.46, for a period of twenty consecutive days, the Company can force conversion of the KSP Convertible Notes. Li-Cycle will settle its conversion obligations through the delivery of its own common shares. As at October 31, 2022, no conversions had taken place.
The fair value of the embedded derivatives upon issuance of the original KSP Note was determined to be a liability of $27.7 million whereas the remaining $72.3 million, net of transaction costs of $1.6 million, was allocated to the principal portion of the debt. During the twelve months ended October 31, 2022, the Company recognized a fair value gain of $19.9 million on the embedded derivatives. The embedded derivatives were valued using the Binomial Option Pricing Model. The assumptions used in the model were as follows:

	(Issuance date) September 29, 2021	October 31, 2021	October 31, 2022
Risk free interest rate	1.1%	1.2%	4.4%
Expected life of options	5 years	4.9 years	3.9 years
Expected dividend yield	0.0%	0.0%	0.0%
Expected stock price volatility	66%	62%	63%
Share Price	$12.56	$12.94	$5.96
Expected volatility was determined by calculating the average implied volatility of a group of listed entities that are considered similar in nature to the Company.

(b) Glencore Note

As at October 31,	2022	2021
Principal of convertible note at beginning of period	$—	$—
Issuance of convertible note	200.0	—
Principal of convertible note at end of period	200.0	—

Conversion feature at beginning of period	—	—
Conversion feature issued	46.2	—
Fair value (gain) loss on embedded derivative	(11.4)	—
Conversion into common shares	—	—
Conversion feature at end of period	34.8	—

Debt component at beginning of period	—	—
Debt component issued	153.8	—
Transaction costs	(1.3)	—
Accrued interest expense	8.8	—
Debt component at end of period	161.3	—
Total convertible debt at end of period	$196.1	$—

On May 31, 2022, the Company issued an unsecured convertible note (the “Glencore Note”) for a principal amount of $200 million to Glencore Ltd. (“Glencore”), a subsidiary of Glencore plc (LON: GLEN). The Glencore Note will mature on May 31, 2027 unless there is an earlier repurchase, redemption or conversion. Interest on the Glencore Note is payable semi-annually, with Li-Cycle permitted to pay interest on the Glencore Note in cash or by payment in-kind (“PIK”), at its election. Interest payments made in cash are based on an interest rate of the Secured Overnight Financing Rate ("SOFR") for a tenor comparable to the relevant interest payment period plus 0.42826% (the “Floating Rate”) plus 5% per annum if interest is paid in cash and plus 6% per annum if interest is paid in PIK. The Floating Rate has a floor of 1% and a cap of 2%. The PIK election results in the issuance of a new note under the same terms as the original Glencore Note, issued in lieu of interest payments with an issuance date on the applicable interest date.

In connection with any optional redemption and provided that Glencore has not elected to convert the Glencore Note into common shares, the Company must issue warrants (the “Glencore Warrants”) to Glencore on the optional redemption date that entitle the holder to acquire, until the maturity date of the Glencore Note, a number of common shares equal to the principal amount of the Glencore Note being redeemed divided by the then applicable conversion price. The initial exercise price of the Glencore Warrants will be equal to the conversion price as of the optional redemption date.
Subsequent to year end, on November 30, 2022, the Company elected to pay the accrued interest in kind by issuing a new Note for the amount of $8.1 million under the same terms as the original Note, in lieu of cash payments.

The conversion feature under the Glencore Note has been recorded as an embedded derivative liability as the conversion ratio does not always result in a conversion of a fixed dollar amount of liability for a fixed number of shares. The Glencore Note has a conversion price of approximately $9.95 per Li-Cycle common share, subject to customary anti-dilution adjustments. As at October 31, 2022, no election had been made as to whether interest payments would be made in cash or PIK.

The fair value of the embedded derivative liability upon issuance of the Glencore Note was determined to be $46.2 million with the remaining $153.8 million, net of transaction costs of $1.3 million, allocated to the initial amortized cost of the host debt instrument. During the twelve months ended October 31, 2022, the Company recognized a fair value gain of $11.4 million on the embedded derivatives. The embedded derivatives were valued using the Black-Scholes Option Pricing Model. The assumptions used in the model were as follows:

	(Issuance date) May 31, 2022	October 31, 2022
Risk free interest rate	2.9%	4.4%
Expected life of options	5 years	4.6 years
Expected dividend yield	0.0%	0.0%
Expected stock price volatility	68%	63%
Share Price	$8.15	$5.96

Expected volatility was determined by calculating the average implied volatility of a group of listed entities that are considered similar in nature to the Company.